PURSUANT TO RULE 497(e)
                                                      REGISTRATION NO. 333-11283

                         SUNAMERICA FOCUSED SERIES, INC.
                        Focused Small-Cap Value Portfolio
                                (the "Portfolio")

              SUPPLEMENT DATED DECEMBER 12, 2006 TO THE PROSPECTUS DATED FEBRUARY 28, 2006, AS SUPPLEMENTED ON NOVEMBER 15, 2006

         On December 6, 2006, the Board of Directors of SunAmerica Focused Series, Inc. approved the termination of the current Subadvisory Agreement between AIG SunAmerica Asset Management Corp. ("AIG SunAmerica") and Boston Partners Asset Management LLC. ("Boston Partners") and approved a new Subadvisory Agreement between Dreman Value Management LLC ("Dreman") and AIG SunAmerica with respect to the Portfolio. Effective January 2, 2007, Dreman will assume subadvisory responsibilities for the portion of assets previously managed by Boston Partners pursuant to the new Subadvisory Agreement with AIG SunAmerica.

         Accordingly, effective January 2, 2007, all references to Boston Partners in the Prospectus are hereby deleted. An Information Statement containing more detailed information about Dreman and the new Subadvisory Agreement will be mailed to shareholders no later than 60 days after the effective date of the new Subadvisory Agreement.

         Dreman Value Management, LLC is located at Ten Exchange Place, Jersey City, New Jersey and is an employee controlled Limited Liability Company. Dreman manages over 130 client accounts, including six registered investment companies, three of which are separate accounts offered by variable annuity products. As of June 30, 2006, Dreman had approximately $17 billion in assets under management.

         Effective January 2, 2007, references to Boston Partners under the heading "INFORMATION ABOUT ADVISERS" on page 53 of the Prospectus are hereby replaced with the following:

-------------------------------- ------------------------------------- --------------------------------------------------
                                             NAME, TITLE AND
                                                AFFILIATION
             PORTFOLIO                     OF PORTFOLIO MANAGER                              EXPERIENCE
-------------------------------- ------------------------------------- --------------------------------------------------
Focused Small-Cap Value          David N. Dreman                       Mr.  Dreman is the founder and Chairman of Dreman
Portfolio                        Chairman , Chief Investment Officer   Value  Management,  LLC and  also  serves  as the
                                 and Co-Portfolio Manager              firm's  Chief  Investment  Officer.  Dreman Value
                                 (Dreman)                              Management   focuses  on  the  assets  of  mutual
                                                                       funds,  pension,  foundation and endowment funds,
                                                                       as  well  as  high  net-worth  individuals.   Mr.
                                                                       Dreman founded his first investment firm,  Dreman
                                                                       Value  Management,  Inc.,  in 1977 and  served as
                                                                       its President and Chairman  until 1995,  followed
                                                                       by a similar role at Dreman Value Advisors,  Inc.
                                                                       from 1995 to 1997.
-------------------------------- ------------------------------------- --------------------------------------------------

-------------------------------- ------------------------------------- --------------------------------------------------
Focused Small-Cap Value          Mark Roach                            Mark Roach joined Dreman Value Management, LLC
Portfolio                        Managing Director and Co-Portfolio    in November 2006 as a Managing Director and
                                 Manager                               Portfolio Manager of Small and Mid Cap
                                                                       products.  Prior to joining Dreman, Mr. Roach
                                                                       was a Portfolio Manager at Vaughan Nelson
                                                                       Investment Management, managing a small cap
                                                                       product from 2002 through 2006.  Mr. Roach has
                                                                       significant experience in working with
                                                                       institutions, pensions and endowments and is
                                                                       well known in the consulting and high net worth
                                                                       community.  Mr. Roach served as a security
                                                                       analyst from 1997 to 2001 for various
                                                                       institutions including 5th 3rd Bank, Lynch,
                                                                       Jones & Ryan and USAA.  He has an MBA from the
                                                                       University of Chicago's Graduate School of
                                                                       Business and a bachelors Degree from the Baldwin
                                                                       Wallace College.
-------------------------------- ------------------------------------- --------------------------------------------------

                         SUNAMERICA FOCUSED SERIES, INC.
                        Focused Small-Cap Value Portfolio
                                (the "Portfolio")

                    SUPPLEMENT DATED DECEMBER 12, 2006 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2006,
                      AS SUPPLEMENTED ON NOVEMBER 15, 2006.

         Effective January 2, 2007, in the section titled "Adviser, Personal Securities Trading, Distributor and Administrator," on page 67 of the Statement of Additional Information, under the heading "Additional Information about the Portfolio Managers," the disclosure with respect to Boston Partners Asset Management LLC is hereby deleted and replaced with the following disclosure with respect to Dreman Value Management LLC ("Dreman"):

     "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

                  The following table indicates the type (Registered Investment Company ("RIC"), Other Pooled Investments ("OPI"), and Other Accounts ("OA"), number of accounts, and total assets of the accounts for which the portfolio managers have day-to-day responsibilities as of November 30, 2006.

  ---------------------------- -------------------------- -------------------------- --------------------------
  Name of Portfolio Manager    Type of Account            Number of Accounts         Total Assets Managed in
                                                                                     Account (Millions)
  ---------------------------- -------------------------- -------------------------- --------------------------
  David N. Dreman              RIC                        19                         $15,700
                               -------------------------- -------------------------- --------------------------
                               OPI                        3*                         $ 60
                               -------------------------- -------------------------- --------------------------
                               OA                         114                        $4.1
  ---------------------------- -------------------------- -------------------------- --------------------------
  Mark Roach                   RIC                        9                          $2,800
                               -------------------------- -------------------------- --------------------------
                               OPI                        0                          N/A
                               -------------------------- -------------------------- --------------------------
                               OA                         0                          N/A
  ---------------------------- -------------------------- -------------------------- --------------------------

* Dreman is paid a performance based fee for managing each of these accounts.